FEDERATED MANAGED AGGRESSIVE GROWTH FUND
FEDERATED MANAGED GROWTH FUND
FEDERATED MANAGED GROWTH AND INCOME FUND
FEDERATED MANAGED INCOME FUND
(PORTFOLIOS OF MANAGED SERIES TRUST)
Institutional Shares
Select Shares

SUPPLEMENT TO PROSPECTUSES DATED JANUARY 31, 1997
In the subsection of the respective prospectuses entitled `Management of the Trust -- Portfolio Managers' Backgrounds,''please delete the biography of Mark
S. Kopinski in its entirety. Henry A. Frantzen, Drew J. Collins, Frank Semack, and Alexandre de Bethmann remain as the funds' portfolio managers for the foreign stocks asset category.
                                                                     May 1, 1997


FEDERATED INVESTORS
Federated Investors Tower
Pittsburgh, PA  15222-3779

Federated Securities Corp. is the distributor of the funds and is a subsidiary of Federated Investors.
Cusip 56166K701
Cusip 56166K800
Cusip 56166K503
Cusip 56166K602
Cusip 56166K305
Cusip 56166K404
Cusip 56166K107
Cusip 56166K206
G02081-01(5/97)
CMR703206